Fixed Income Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of financial assets [line items]
Fixed income securities (current)	$ 87.7	$ 76.7	[1]	$ 0.0
Fixed income securities (current)
Disclosure of financial assets [line items]
Fixed income securities (current)	$ 87.7	$ 76.7

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information